Income Tax - Tax expense attributable to earnings (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Income Tax - Tax Expense Attributable To Earnings Details 7
Loss before income taxes	$ (754,000)	$ (754,000)	$ (902,000)	$ (902,000)	$ (1,431,000)	$ (1,431,000)
Income tax benefit on pretax income at statutory rate		120,000		148,000		236,000
Effect of different tax rates of subsidiary operating in other jurisdictions		(249,000)		176,000		215,000
Profit not subject to income tax		3,600,000		4,369,000		4,657,000
Expenses not deductible for income tax purposes		(3,469,000)		(4,715,000)		(5,116,000)
(Increase) / decrease in valuation allowance		84,000		(299,000)		(363,000)
Reversal of provision as a result of development of tax rules		(31,000)		20,000		7,000
Tax losses not yet recognized / (utilization of tax losses not previously recognized)		(84,000)		299,000		364,000
Total income tax expense		$ (29,000)		$ (2,000)